Accrued Charges	12 Months Ended
Dec. 31, 2011
Accruals Disclosure [Abstract]
Accrued Charges Disclosure [Text Block]

15. Accrued Charges

Accrued charges are comprised of the following:

	December 31, 2011	December 31, 2010

Insurance	$27,383	$25,753
Payroll and related costs	43,334	39,353
Franchise and royalty fees	5,999	5,249
Interest	5,221	7,120
Provincial and state sales taxes	5,738	6,069
Acquisition and related costs	4,308	9,100
Environmental surcharges	7,268	7,660
Property taxes	544	642
Share based compensation	3,757	10,697
Other	20,944	24,986
	$124,496	$136,629